INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Cost		$ 14,580	$ 14,580
Accumulated amortization		10,170	8,461
Total		4,410	6,119
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	[1]	9,111	9,111
Accumulated amortization		6,705	5,765
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		1,877	1,877
Accumulated amortization		1,867	1,632
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	[2]	3,592	3,592
Accumulated amortization		$ 1,598	$ 1,064

[1]	During 2015, the Company recorded an impairment loss of $ 3,214 and $ 2,432 related to technology purchased in 2012 from acquisitions of Ortiva Wireless Inc. and Oversi Networks Ltd. ("Oversi"), respectively, due to the Company's decision to reach end of life on the respective product lines. The impairment loss was recorded in cost of revenues.
[2]	During 2015, the Company recorded an impairment loss of $ 131 related to Oversi's customer relationships, due to the Company's decision to reach end of life on the respective product line. The impairment loss was recorded in sales and marketing.